Warrants (Details Narrative) - USD ($)		12 Months Ended
	Feb. 06, 2023	Jan. 31, 2024	Jul. 31, 2024	Jul. 17, 2023	Jan. 31, 2023
Share purchase warrants outstanding		14,254,813	14,111,368
Share purchase warrants exercisable		13,747,281	13,603,836
Warrants weighted average remaining life		2 years 5 months 19 days
Warrant exercise price per share		$ 20	$ 0.13
Weighted average intrinsic value for warrants outstanding		$ 4,593,718			$ 0
Warrants term		3 years	1 year 11 months 26 days	3 years	3 years
Warrants expiration extend, description	the Company extended all warrants issued by the Company which expired or will expire during the year 2023. These warrants are extended for an additional three years.
Investor [Member]
Warrant exercise price per share		$ 0.59			$ 0.53
Number of warrants issued		238,169			6,649
Warrants term		3 years			3 years
Common Stock [Member]
Warrant exercise price per share		$ 0.82